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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24 F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

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1.    Name and address of issuer:    Mellon Institutional Funds Investment Trust
                                     One Boston Place, 24th Floor
                                     Boston, MA  02108

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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the securities of the issuer, check the box but do not list series or classes): |_|

      Mellon Equity Large Cap Growth Fund
      Mellon Equity Micro Cap Fund
      Mellon Institutional Market Neutral Fund
      Newton International Equity Fund
      The Boston Company Emerging Markets Core Equity Fund The Boston Company International Core Equity Fund
      The Boston Company International Small Cap Fund
      The Boston Company Large Cap Core Fund
      The Boston Company Small Cap Growth Fund
      The Boston Company Small Cap Tax-Sensitive Equity Fund The Boston Company Small Cap Value Fund
      The Boston Company Small/Mid Cap Growth Fund
      The Boston Company World ex-U.S. Value Fund
      Standish Mellon Intermediate Tax-Exempt Bond Fund

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3.    Investment Company Act File Number: 811-4813

      Securities Act File Number:  33-8214

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4(a). Last day of fiscal year for which this Form is filed: September 30, 2006

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4(b). |_| Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). |_| Check box if this is the last time the issuer will be filing this
      Form.


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      Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

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5.    Calculation of registration fee:

(i)   Aggregate sale price of securities
      sold during the fiscal year
      pursuant to section 24(f):
                                                                  $2,537,587,497
                                                                  --------------

(ii)  Aggregate price of securities
      redeemed or repurchased during the
      fiscal year:                              $350,775,856
                                                ------------

(iii) Aggregate price of securities
      redeemed or repurchased during any
      prior fiscal year ending no
      earlier than October 11, 1995 that
      were not previously used to reduce
      registration fees payable to the
      Commission:                               $          0
                                                ------------

(iv)  Total available redemption credits
      [add items 5(ii) and 5(iii)]:                               $  350,775,856
                                                                  --------------

(v)   Net sales--if item 5(i) is greater
      than item 5(iv) [subtract item
      5(iv) from Item 5(i)]                                       $2,186,811,641
                                                                  --------------

      ------------------------------------------------------
      (vi)  Redemption credits available        $          0
            for use in future years - if        ------------
            Item 5(i) is less than Item
            5(iv) [subtract Item 5(iv)
            from Item 5(i)]
      ------------------------------------------------------

(vii) Multiplier for determining
      registration fee (See Instruction
      C.9)                                                           x 0.0001070
                                                                  --------------

(viii) Registration fee due [multiply
      Item 5(v) by Item 5(vii)] (enter
      "0" if no fee is due):                                     =$   233,988.85
       =                                                          ==============

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6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: -0- . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0- .

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7.    Interest due --if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 +$            0
                                                                  --------------

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8.    Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:

                                                                 =$   233,988.85
                                                                  ==============

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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository: December 19, 2006

      Method of Delivery

      |X|   Wire Transfer
      |_|   Mail or other means

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

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*                          /s/ STEVEN M. ANDERSON
                                                   -----------------------------
                                                   Steven M. Anderson, Treasurer

Date:  December 18, 2006

  *Please print the name and title of the signing officer below the signature.

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